Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Disclosure of income tax expense (recovery)
The major components of income tax expense (recovery) for the years ended December 31, 2020 and 2019 were as follows:

Income Tax Expense (Recovery)
($ millions)	2020	2019
Current income tax
Current income tax charge	183	174
Adjustments to current income tax estimates	19	1
	202	175
Deferred income tax
Relating to origination and reversal of temporary differences	(3,248)	(723)
Adjustments to deferred income tax estimates	58	(251)
	(3,190)	(974)

Disclosure of deferred tax items in OCI

Deferred Tax Items in OCI
($ millions)	2020	2019
Deferred tax items expensed (recovered) directly in OCI
Derivatives designated as cash flow hedges	(3)	(3)
Remeasurement of pension plans	(2)	1
Exchange differences on translation of foreign operations	29	(58)
Hedge of net investment	6	30
	30	(30)

Disclosure of reconciliation of effective tax rate
The provision for income taxes in the consolidated statements of loss reflects an effective tax rate which differs from the expected statutory tax rate. Differences for the years ended December 31, 2020 and 2019 were as follows:

Reconciliation of Effective Tax Rate
($ millions, except tax rate)	2020	2019
Earnings (loss) before income taxes
Canada	(8,799)	(3,170)
United States	(4,969)	337
Other foreign jurisdictions	764	664
	(13,004)	(2,169)
Statutory Canadian income tax rate	24.9%	26.8%
Expected income tax	(3,238)	(582)
Effect on income tax resulting from:
Capital gains and losses	1	—
Foreign jurisdictions	202	61
Non-taxable items	(16)	(25)
Adjustments with respect to previous year	77	(250)
Revaluation of foreign tax pools	(12)	(4)
Other – net	(2)	1
Income tax recovery	(2,988)	(799)

Disclosure of deferred tax liabilities and assets
The following reconciles the movements in the deferred income tax liabilities and assets:

Deferred Tax Liabilities and Assets
($ millions)	January 1, 2020	Recognized in Loss	Recognized in OCI	December 31, 2020
Deferred tax liabilities
Exploration and evaluation assets and property, plant and equipment	(3,053)	2,578	(14)	(489)
Foreign exchange gains taxable on realization	(150)	151	(4)	(3)
Debt issue costs	(5)	—	—	(5)
Financial assets at fair value	(9)	2	—	(7)
Other temporary differences	(152)	51	—	(101)
Deferred tax assets
Pension plans	16	10	2	28
Asset retirement obligations	666	(138)	(2)	526
Loss carry-forwards	517	536	(12)	1,041
	(2,170)	3,190	(30)	990

Deferred Tax Liabilities and Assets
($ millions)	January 1, 2019	Recognized in Loss	Recognized in OCI	December 31, 2019
Deferred tax liabilities
Exploration and evaluation assets and property, plant and equipment	(4,089)	967	69	(3,053)
Foreign exchange gains taxable on realization	(174)	51	(27)	(150)
Debt issue costs	(4)	(1)	—	(5)
Other temporary differences	(28)	(124)	—	(152)
Financial assets at fair value	(9)	—	—	(9)
Deferred tax assets
Pension plans	8	9	(1)	16
Asset retirement obligations	654	16	(4)	666
Loss carry-forwards	468	56	(7)	517
	(3,174)	974	30	(2,170)